SUBSEQUENT EVENTS (Details)			1 Months Ended				3 Months Ended
	Mar. 26, 2024 USD ($)	Feb. 12, 2024 USD ($) director	Jul. 31, 2024 $ / shares shares	Apr. 30, 2024 USD ($) EquityInstruments	Feb. 29, 2024 USD ($)	Mar. 31, 2023 $ / shares shares	Mar. 31, 2024 USD ($) $ / shares shares	Jun. 30, 2024 $ / shares shares	May 14, 2024 shares	Apr. 08, 2024 USD ($) $ / shares shares	Dec. 31, 2023 $ / shares shares	Sep. 30, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares	Sep. 30, 2022 shares	Apr. 30, 2022 USD ($)
SUBSEQUENT EVENTS
Common Stock, Shares Authorized | shares						9,000,000	500,000		13,888,889		500,000		500,000	180,000,000
Common stock, par value (in dollars per share) | $ / shares						$ 0.001	$ 0.001				$ 0.001		$ 0.001
Reverse stock split ratio						0.05
Fractional shares issued | shares						0
Indemnification Agreement
SUBSEQUENT EVENTS
Settlement amount payable					$ 1,000,000										$ 450,000
Installment period					12 months
Convertible Debt
SUBSEQUENT EVENTS
Common shares issued to settle amounts owed							74,298
Debt repaid							$ 334,000
Debt Instrument, Convertible, Settlement Method [Extensible Enumeration]							us-gaap:ShareSettlementMember
Danam Health, Inc. | Merger agreement between Danam Health Inc. and Assure Merger Corp.
SUBSEQUENT EVENTS
Number of directors in combined entity | director		5
Directors and officers insurance maintenance period		6 years
Maximum retained liability		$ 500,000
Termination fee payable		1,000,000
Threshold reimbursement expenses payable by breaching party		$ 250,000
Danam Health, Inc. | Merger agreement between Danam Health Inc. and Assure Merger Corp. | Assure equityholders
SUBSEQUENT EVENTS
Percentage of capital stock in combined entity		10.00%
Danam Health, Inc. | Merger agreement between Danam Health Inc. and Assure Merger Corp. | Danam equityholders
SUBSEQUENT EVENTS
Percentage of capital stock in combined entity		90.00%
IONM business | Held for sale
SUBSEQUENT EVENTS
Total consideration	$ 4,500,000
Cash consideration receivable	2,300,000
Threshold earnout payment receivable	$ 2,200,000
Earnout payment period	12 months
Subsequent Events
SUBSEQUENT EVENTS
Common Stock, Shares Authorized | shares			500,000					100,000,000				9,000,000
Common stock, par value (in dollars per share) | $ / shares			$ 0.001					$ 0.001				$ 0.001
Reverse stock split ratio			0.056
Fractional shares issued | shares			0
Subsequent Events | Indemnification Agreement
SUBSEQUENT EVENTS
Settlement amount payable					$ 1,000,000
Installment period					12 months
Subsequent Events | Convertible Debt
SUBSEQUENT EVENTS
Common shares issued to settle amounts owed				1,337,371
Debt repaid				$ 334,000
Debt Instrument, Convertible, Settlement Method [Extensible Enumeration]				us-gaap:ShareSettlementMember
Subsequent Events | Centurion debenture
SUBSEQUENT EVENTS
Common shares issued to settle amounts owed				13,120
Debt repaid				$ 141,000
Debt Instrument, Convertible, Settlement Method [Extensible Enumeration]				us-gaap:ShareSettlementMember
Subsequent Events | Innovation Neuromonitoring LLC [Member]
SUBSEQUENT EVENTS
Cancellation of future installment payments										$ 270,000
Subscription of shares | shares										24,292
Exchange price per share | $ / shares										$ 11.115
Subsequent Events | Merger agreement between Danam Health Inc. and Assure Merger Corp.
SUBSEQUENT EVENTS
Convertible promissory note										$ 1,000,000
Subsequent Events | Merger agreement between Danam Health Inc. and Assure Merger Corp. | Convertible Debt
SUBSEQUENT EVENTS
Interest rate										10.00%
Subsequent Events | Danam Health, Inc. | Merger agreement between Danam Health Inc. and Assure Merger Corp.
SUBSEQUENT EVENTS
Number of directors in combined entity | director		5
Directors and officers insurance maintenance period		6 years
Maximum retained liability		$ 500,000
Termination fee payable		1,000,000
Threshold reimbursement expenses payable by breaching party		$ 250,000
Subsequent Events | Danam Health, Inc. | Merger agreement between Danam Health Inc. and Assure Merger Corp. | Assure equityholders
SUBSEQUENT EVENTS
Percentage of capital stock in combined entity		10.00%
Subsequent Events | Danam Health, Inc. | Merger agreement between Danam Health Inc. and Assure Merger Corp. | Danam equityholders
SUBSEQUENT EVENTS
Percentage of capital stock in combined entity		90.00%